SEI EXCHANGE TRADED FUNDS

SEI DBi Multi-Strategy Alternative ETF
(the “Fund”)

Supplement dated October 5, 2026
to the Prospectus (the “Prospectus”), dated July 31, 2026, as amended August 21, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Revision of Investment Strategy

In the Fund Summary for the Fund, under the heading titled “Principal Investment Strategies,” the first paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will take long and short positions in investments that provide broad exposure to the global equity, fixed income and currency markets. The Fund will invest primarily in exchange-traded derivative instruments, including futures, options, and swaps, but to a lesser extent may invest in derivative instruments that are traded over-the-counter, such as forwards. The Fund primarily will hold cash and/or invest in money market instruments to collateralize its derivative positions. Such investments may include U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities, securities issued or guaranteed by government-sponsored entities, commercial paper and other high-quality, short-term fixed income securities. Additionally, the Fund will invest from time-to-time in shares of exchange-traded funds (ETFs), such as U.S. or non-U.S. corporate bond ETFs.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F‑1652 (10/26)

SEI EXCHANGE TRADED FUNDS

SEI DBi Multi-Strategy Alternative ETF
(the “Fund”)

Supplement dated October 5, 2026
to the Statement of Additional Information (the “SAI”), dated July 31, 2026, as amended
August 21, 2026

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Revision of Investment Strategy

In the section titled “Investment Strategies and Risks,” the second paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will take long and short positions in investments that provide broad exposure to the global equity, fixed income and currency markets. The Fund will invest primarily in exchange-traded derivative instruments, including futures, options, and swaps, but to a lesser extent may invest in derivative instruments that are traded over-the-counter, such as forwards. The Fund primarily will hold cash and/or invest in money market instruments to collateralize its derivative positions. Such investments may include U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities, securities issued or guaranteed by government-sponsored entities, commercial paper and other high-quality, short-term fixed income securities. Additionally, the Fund will invest from time-to-time in shares of ETFs, such as U.S. or non-U.S. corporate bond ETFs.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F‑1653 (10/26)